Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Schedule of payable and accrued liabilities

	2018	2017

Trade payables	$124,390	$177,040
Non-trade payables	92,183	75,784
Payables due to related parties	8,181	5,581

Total	$224,754	$258,405